Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories
Inventories as of December 31, 2023 and 2024 are as follows:

		2023
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,624,638	(1,387)	4,623,251
Merchandises		335	—	335
Work-in-progress		187,304	—	187,304
Finished goods		97,272	(57)	97,215
Supplies		2,930,978	—	2,930,978
Inventories-in-transit		1,021,797	—	1,021,797
Other inventories		14,735	—	14,735

	￦	8,877,059	(1,444)	8,875,615

		2024
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,914,250	(1,573)	4,912,677
Merchandises		1,733	—	1,733
Work-in-progress		220,110	—	220,110
Finished goods		96,390	(630)	95,760
Supplies		3,358,831	—	3,358,831
Inventories-in-transit		1,160,238	—	1,160,238
Other inventories		19,887	—	19,887

	￦	9,771,439	(2,203)	9,769,236